Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue	Revenue
i)Revenue streams

	For six months ended June 30
	2026	2025
(in $ millions)	$	$
Deliveries	1,041	854
Mobility	668	577
Financial services	242	159
Others	2	2
	1,953	1,592
Mobility revenue also includes rental income from the leasing of motor vehicles to driver-partners of $112 million (2025: $92 million), who mainly use the vehicles to offer services through the Grab platform.
ii)Geographic information

	2026	2025
(in $ millions)	$	$
Singapore	420	345
Malaysia	622	478
Indonesia	415	338
Philippines	164	152
Thailand	170	138
Vietnam	140	125
Rest of Southeast Asia	22	16
	1,953	1,592
iii)Major Customers
Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.